INCOME TAXES (Details) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Income tax provision (benefit)	$ 385	$ 555	$ 828	$ 345
Unrecognized tax benefits	2,000		$ 1,921	$ 1,475	$ 1,026
Decrease in unrecognized tax benefits is reasonably possible	$ 400